CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 7,068,483	$ 7,831,084
Restricted cash	22,169,236	8,826,110
Accounts receivable, net of allowance for doubtful accounts of $7,160,782 and $3,189,110 as of December 31, 2013 and 2014	8,714,261	9,909,662
Note receivables	50,239,886	15,929,627
Prepaid expenses and other current assets	12,835,869	23,870,690
Advances to suppliers	1,352,747	860,546
Inventories	9,581,784	10,500,256
Amount due from related parties	9,986,968	13,416,452
Total current assets	121,949,234	91,144,427
Property, plant and equipment, net	559,006,119	488,504,183
Prepaid land use rights	29,006,693	30,377,493
Other non-current assets	169,173	173,440
TOTAL ASSETS	710,131,219	610,199,543
Current liabilities:
Short-term bank borrowings, including current portion of long-term bank borrowings	159,803,876	118,870,857
Accounts payable	16,784,156	17,695,490
Note payables	48,941,807	1,573,646
Advances from customers	7,308,535	13,217,775
Payables for purchases of property, plant and equipment	64,575,527	51,766,695
Accrued expenses and other current liabilities	8,955,663	7,461,621
Amount due to related parties	89,698,151	88,537,790
Total current liabilities	396,067,715	299,123,874
Long-term bank borrowings	77,336,160	134,870,287
Advance from customers	3,401,667	11,924,121
Deferred government subsidies	26,557,607	26,954,700
Total liabilities	503,363,149	472,872,982
Commitments and contingencies (Note 17)
Daqo New Energy Corp. shareholders' equity:
Ordinary shares; $0.0001 per value 500,000,000 shares authorized as of December 31, 2013 and 2014; 175,714,103 and 225,864,103 shares issued as of December 31, 2013 and 2014, respectively and 173,427,853 and 223,577,853 shares outstanding as of December 31, 2013 and 2014, respectively	22,358	17,343
Additional paid in capital	203,125,494	146,676,163
Accumulated losses	(16,018,293)	(32,667,469)
Accumulated other comprehensive income	20,037,183	23,699,196
Treasury Stock, at cost (2,286,250 and 2,286,250 shares as of December 31, 2013 and 2014, respectively)	(398,672)	(398,672)
Total Daqo New Energy Corp. shareholders' equity	206,768,070	137,326,561
Total equity	206,768,070	137,326,561
TOTAL LIABILITIES AND EQUITY	$ 710,131,219	$ 610,199,543